SEGMENT INFORMATION	12 Months Ended
Feb. 28, 2026
SEGMENT INFORMATION
SEGMENT INFORMATION

18.         SEGMENT INFORMATION

The Group has one single operating and reportable segment. The Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer. The CODM currently regularly reviews the consolidated financial results of the Group. Accordingly, the CODM uses consolidated net income / (loss) to measure segment profit or loss, allocate resources, and assess performance. Substantial majority of the Group’s long-lived assets are located in the PRC and substantially all of the Group’s revenues are derived from the PRC. Significant segment expenses are presented in the Group’s consolidated statements of operations.